UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5586

Oppenheimer Rochester California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices)  (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—109.0%
California—96.2%
$1,000,000	Adelanto, CA Community Facilities District Special Tax No. 2006-2[1]	5.000%	09/01/2045	$1,072,980
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.250	09/01/2026	2,682,410
1,745,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.400	09/01/2036	1,746,431
40,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	40,077
5,710,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2039	5,844,299
1,570,000	Adelanto, CA Public Utility Authority[1]	5.000	07/01/2024	1,620,774
6,620,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	7,381,499
1,000,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625	01/01/2040	1,197,820
1,475,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.500	01/01/2030	1,716,384
100,000	Alvord, CA Unified School District Community Facilities District Special Tax[1]	4.500	09/01/2017	102,108
10,250,000	Anaheim, CA Public Financing Authority[1]	5.000	05/01/2039	12,115,500
1,350,000	Anaheim, CA Public Financing Authority[1]	5.000	05/01/2034	1,602,855
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2039	7,728,070
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250	10/01/2034	3,312,030
25,000	Apple Valley, CA Redevel. Agency Tax Allocation[1]	5.000	06/01/2032	25,266
600,000	Arvin, CA Community Redevel. Agency Tax Allocation[1]	6.500	09/01/2038	631,110
785,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2021	801,383
1,130,000	Bakersfield, CA Improvement Bond Act 1915	5.400	09/02/2025	1,127,989
1,325,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.375	09/02/2028	1,327,650
415,000	Bakersfield, CA Improvement Bond Act 1915	5.350	09/02/2022	414,568
120,000	Beaumont, CA Financing Authority, Series A1	5.250	09/01/2029	135,578
250,000	Beaumont, CA Financing Authority, Series A1	5.625	09/01/2032	284,295
4,410,000	Beaumont, CA Financing Authority, Series A1	5.875	09/01/2042	5,010,377
1,500,000	Beaumont, CA Financing Authority, Series A1	6.375	09/01/2042	1,751,730
115,000	Beaumont, CA Financing Authority, Series A1	5.125	09/01/2028	129,798
1,050,000	Beaumont, CA Financing Authority, Series A1	6.875	09/01/2036	1,055,040
2,105,000	Beaumont, CA Financing Authority, Series A1	5.700	09/01/2035	2,114,746
5,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	5,020
5,500,000	Beaumont, CA Financing Authority, Series A1	5.350	09/01/2036	5,499,450
750,000	Beaumont, CA Financing Authority, Series A1	5.000	09/01/2036	833,700
635,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2034	699,846
1,560,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2025	1,884,262
685,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2027	686,315
180,000	Beaumont, CA Financing Authority, Series B1	5.050	09/01/2037	180,266
130,000	Beaumont, CA Financing Authority, Series B1	8.625	09/01/2039	130,526
60,000	Beaumont, CA Financing Authority, Series B1	8.875	09/01/2034	60,262
4,000,000	Beaumont, CA Financing Authority, Series C1	5.500	09/01/2035	3,999,600
3,245,000	Beaumont, CA Financing Authority, Series E1	6.250	09/01/2038	3,252,950
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)[1]	5.300	09/01/2035	506,175

1 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,205,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	9.750%	05/01/2038	$2,763,747
1,000,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.000	05/01/2038	1,085,190
2,930,000	Brea, CA Redevel. Agency	6.675 [3]	08/01/2032	1,141,440
2,300,000	Brea, CA Redevel. Agency	6.830 [3]	08/01/2033	821,330
1,010,000	Brea, CA Redevel. Agency	6.591 [3]	08/01/2031	426,523
5,000,000	Brea, CA Redevel. Agency	6.869 [3]	08/01/2034	1,638,700
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)[1]	7.000	10/01/2020	60,732
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)[1]	6.000	09/01/2037	3,452,580
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350	10/01/2029	25,035
60,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.000	01/01/2023	59,997
15,000	CA Bay Area Governments Association[1]	4.125	09/01/2019	15,031
2,845,000	CA Communities Transportation Revenue COP[1]	6.000	06/01/2042	3,351,097
409,500,000	CA County Tobacco Securitization Agency	8.248 [3]	06/01/2055	2,972,970
3,900,000	CA County Tobacco Securitization Agency	4.461 [3]	06/01/2033	1,506,453
347,900,000	CA County Tobacco Securitization Agency	7.548 [3]	06/01/2055	2,522,275
82,110,000	CA County Tobacco Securitization Agency	5.305 [3]	06/01/2046	11,511,001
71,700,000	CA County Tobacco Securitization Agency	6.998 [3]	06/01/2055	811,644
3,000,000	CA County Tobacco Securitization Agency[1]	5.000	06/01/2047	2,946,810
45,600,000	CA County Tobacco Securitization Agency	5.368 [3]	06/01/2057	508,896
51,500,000	CA County Tobacco Securitization Agency	6.695 [3]	06/01/2057	380,585
55,250,000	CA County Tobacco Securitization Agency	6.045 [3]	06/01/2057	310,505
39,700,000	CA County Tobacco Securitization Agency	5.746 [3]	06/01/2057	404,940
1,000,000	CA County Tobacco Securitization Agency (TASC)	5.250	06/01/2046	999,900
850,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100 [4]	06/01/2028	851,266
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	2,527,545
11,970,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2035	12,054,628
9,670,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125	06/01/2038	9,674,351
1,780,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	1,796,020
10,760,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2035	10,764,950
75,770,000	CA County Tobacco Securitization Agency (TASC)	6.372 [3]	06/01/2046	8,803,716
45,800,000	CA County Tobacco Securitization Agency (TASC)	5.388 [3]	06/01/2046	3,640,642
5,315,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250	06/01/2045	5,319,730
18,090,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	18,162,722
3,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125	06/01/2038	3,724,776
8,000,000	CA Dept. of Water Resources (Center Valley)[1]	5.000	12/01/2033	9,893,280
10,000,000	CA Dept. of Water Resources (Center Valley)[1]	5.000	12/01/2032	12,427,500
8,000,000	CA Educational Facilities Authority (Pepperdine University)[1]	5.000	10/01/2046	9,550,160
1,250,000	CA Educational Facilities Authority (San Francisco University)[1]	6.125	10/01/2036	1,521,025
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500	04/01/2031	2,823,125
1,500,000	CA GO1	6.000	03/01/2033	1,742,130
5,000,000	CA GO1	6.500	04/01/2033	5,649,850

2 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$7,800,000	CA GO1	5.000%	02/01/2038	$9,006,738
5,000	CA GO1	5.750	05/01/2030	5,021
150,000	CA GO1	6.250	10/01/2019	153,442
45,000	CA GO1	6.250	10/01/2019	46,033
35,000	CA GO1	5.250	06/01/2021	35,137
8,000,000	CA GO1	5.000	09/01/2037	9,587,120
5,190,000	CA GO1	5.000	12/01/2031	6,236,252
25,150,000	CA GO1	5.000	09/01/2034	29,995,147
5,000	CA GO1	5.500	10/01/2022	5,098
5,000,000	CA GO1	5.000	09/01/2036	5,991,950
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2040	2,896,325
5,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750	06/01/2047	4,957,750
5,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125	06/01/2047	4,846,700
3,750,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2045	4,344,487
2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)[1]	6.250	02/01/2026	2,423,962
10,000,000	CA Health Facilities Financing Authority (El Camino Hospital)[1,5]	5.000	02/01/2041	11,580,500
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[2]	5.500	10/01/2039	15,857,339
160,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	6.250	10/01/2028	176,536
5,000,000	CA Health Facilities Financing Authority (SJHS/ SJHCN/SJHE/SJHO Obligated Group)[1]	5.750	07/01/2039	5,561,700
13,500,000	CA Health Facilities Financing Authority (Sutter Health)[2]	5.250	08/15/2031	15,796,485
100,000	CA HFA (Home Mtg.)[1]	5.050	02/01/2029	100,444
680,000	CA HFA (Home Mtg.)[1,5]	5.450	08/01/2033	707,003
4,635,000	CA HFA (Home Mtg.)[1,5]	5.450	08/01/2028	4,687,051
885,000	CA Independent Cities Finance Authority Mobile Home Park (Hacienda Valley Estates)[1]	5.000	11/15/2034	1,002,484
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250	07/15/2045	1,118,520
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)[1]	5.500	05/15/2047	1,114,810
2,000,000	CA Infrastructure and Economic Devel. (AOMPAAS/ TVSRF/AcadF/AFound/AMF Obligated Group)[1]	5.000	11/01/2041	2,329,040
65,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	76,694
200,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	212,568
525,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)[1]	6.400	08/15/2045	592,368
250,000	CA Municipal Finance Authority (Casa Griffin Apts.)1	5.750	10/01/2034	266,470
1,600,000	CA Municipal Finance Authority (Creative Center Lost Altos)[1]	4.500	11/01/2046	1,594,768

3 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,000,000	CA Municipal Finance Authority (Emerson College)[1]	5.750%	01/01/2033	$1,158,670
1,000,000	CA Municipal Finance Authority (Emerson College)[1]	6.000	01/01/2042	1,189,980
2,135,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	6.875	01/01/2042	2,370,939
1,070,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	6.625	01/01/2032	1,174,475
835,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	5.750	01/01/2022	896,506
1,500,000	CA Municipal Finance Authority (OCEAA)[1]	7.000	10/01/2039	1,562,730
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	6.125	05/15/2039	1,115,050
1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	5.875	05/15/2029	1,947,977
600,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500	11/01/2031	729,030
1,250,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500	11/01/2041	1,514,825
1,000,000	CA Municipal Finance Authority Charter School (John Adams Academics)[1]	5.250	10/01/2045	1,050,130
5,000,000	CA Municipal Finance Authority Mobile Home Park (Caritas Acquisitions)[1]	5.500	08/15/2047	5,628,350
1,200,000	CA Municipal Finance Authority Mobile Home Park (Caritas Affordable Housing)[1]	5.250	08/15/2039	1,393,476
4,000,000	CA Pollution Control Financing Authority (Aemerge Redpak Services Southern California)[1]	7.000	12/01/2027	4,021,240
365,000	CA Public Works[1]	6.125	11/01/2029	420,754
2,500,000	CA Public Works[1]	6.000	03/01/2035	2,890,200
2,795,000	CA Public Works[1]	5.750	03/01/2030	3,207,290
8,370,000	CA Public Works[1]	6.375	11/01/2034	9,710,204
595,000	CA Public Works[1,5]	6.625	11/01/2034	597,023
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	2,398,240
900,000	CA Public Works (Dept. of Mental Health)[1]	5.000	11/01/2031	903,267
1,250,000	CA Public Works (Judicial Council)[1]	5.000	12/01/2031	1,451,375
125,000	CA Public Works (Trustees California State University)[1]	6.000	04/01/2027	140,237
305,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[6]	5.500	08/01/2047	97,548
2,450,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[6]	5.500	08/01/2047	1,224,583
12,650,000	CA Silicon Valley Tobacco Securitization Authority	5.845 [3]	06/01/2047	1,656,012
21,465,000	CA Silicon Valley Tobacco Securitization Authority	9.044 [3]	06/01/2041	4,882,644
165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.296 [3]	06/01/2056	5,225,550
53,920,000	CA Silicon Valley Tobacco Securitization Authority	8.586 [3]	06/01/2036	17,783,894
7,405,000	CA State University[1]	5.000	11/01/2041	8,871,782
100,000	CA Statewide CDA	4.446 [3]	09/01/2028	44,694
95,000	CA Statewide CDA[1]	5.000	09/02/2018	98,889
100,000	CA Statewide CDA	5.078 [3]	09/01/2034	28,333
135,000	CA Statewide CDA[1]	5.000	09/02/2019	140,455
230,000	CA Statewide CDA[1]	5.125	09/02/2020	239,294
50,000	CA Statewide CDA[1]	6.750	09/01/2037	50,147

4 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,960,000	CA Statewide CDA (Cathedral City Heritage Park/ Glendale Heritage Park Obligated Group)[1]	5.200%	06/01/2036	$2,971,810
1,200,000	CA Statewide CDA (CHF-Irvine)[1]	5.000	05/15/2040	1,376,340
1,250,000	CA Statewide CDA (Enloe Medical Center)[1]	6.250	08/15/2033	1,370,737
1,000,000	CA Statewide CDA (Enloe Medical Center)[1]	5.750	08/15/2038	1,087,730
3,000,000	CA Statewide CDA (EVLAJHA / GVLAJHA / JHAGS / LAJHFTA / FEV / JHAW / BCSC / ASN Obligated Group)[1]	4.750	08/01/2020	3,002,850
2,019,578	CA Statewide CDA (Microgy Holdings)[7]	9.000	12/01/2038	20
4,515,000	CA Statewide CDA (Orinda Wilder)[1]	5.000	09/01/2037	5,135,858
345,000	CA Statewide CDA (Rio Bravo)[1]	6.500	12/01/2018	345,055
3,000,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)[1]	6.000	09/02/2044	3,036,120
145,000	CA Statewide CDA COP (Internext Group)[1]	5.375	04/01/2030	145,492
2,000,000	CA Statewide CDA School Facilities (47th & Main)[1]	6.375	07/01/2047	2,278,200
100,000	CA Statewide CDA Special Tax Community Facilities District No. 97	3.872 [3]	09/01/2022	73,939
15,000	CA Statewide CDA Water[1]	7.000	07/01/2022	15,059
25,175,000	CA Statewide Financing Authority Tobacco Settlement	5.211 [3]	06/01/2046	3,110,371
8,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	8,399,683
1,025,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	1,037,300
1,345,000	CA Valley Sanitation District[1]	5.200	09/02/2030	1,368,457
9,710,000	CA Water (Center Valley)[2]	5.250	12/01/2035	11,340,018
290,000	CA Water (Center Valley)[2]	5.250	12/01/2035	338,682
2,500,000	Calexico, CA Community Facilities District No. 2005- 1 Special Tax (Hearthstone)	5.500	09/01/2036	1,270,900
2,325,000	Calexico, CA Community Facilities District No. 2005- 1 Special Tax (Hearthstone)	5.550	09/01/2036	1,181,611
35,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250	08/01/2033	43,101
2,910,000	Camarillo, CA Community Devel. Commission (Camarillo Corridor)[1]	5.000	09/01/2032	3,417,766
25,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.500	09/02/2028	25,254
100,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	114,741
2,500,000	Carson, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2036	2,895,575
2,550,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	2,619,079
865,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2035	999,066
1,100,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2034	1,256,717
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	01/01/2034	2,226,100
1,060,000	Clovis, CA Wastewater[1]	5.250	08/01/2030	1,294,302
500,000	Clovis, CA Wastewater[1]	5.250	08/01/2031	608,760
870,000	Colton, CA Community Facilities District Special Tax[1]	7.500	09/01/2020	883,276
3,715,000	Compton, CA Community College District[1]	6.750	08/01/2034	4,302,453
1,000,000	Compton, CA Public Finance Authority[1]	5.250	09/01/2027	1,065,680

5 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$3,000,000	Compton, CA Public Finance Authority[1]	5.250%	09/01/2027	$3,232,620
5,000	Contra Costa County, CA Public Financing Authority Tax Allocation[1]	5.850	08/01/2033	5,009
4,870,000	Corcoran, CA Hospital District[1]	8.000	08/01/2034	5,387,486
955,000	Corona, CA Community Facilities District (Buchanan Street)[1]	5.150	09/01/2036	961,150
110,000	Corona, CA Community Facilities District (Eagle Glen II)[1]	6.000	09/01/2031	110,658
250,000	Corona-Norco, CA Unified School District[1]	6.000	09/01/2037	254,797
1,000,000	Corona-Norco, CA Unified School District Community Facilities District No. 05-1[1]	5.000	09/01/2036	1,150,790
50,000	Daly City, CA Hsg. Devel. Finance Agency (Franciscan Mobile Home Park)[1]	5.000	12/15/2037	51,328
935,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Franciscan)[1,5]	6.500	12/15/2047	956,402
1,220,000	Dehesa, CA School District[1]	5.500	06/01/2044	1,409,893
1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax[1]	6.375	09/01/2038	2,040,630
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2039	4,239,683
15,000,000	East Bay, CA Municipal Utility District (Water System)[2]	5.000	06/01/2036	16,995,600
11,030,000	Eastern CA Municipal Water District[1]	4.000	07/01/2034	12,282,236
9,975,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2[1]	6.000	09/01/2037	10,387,366
865,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)[1]	6.875	09/01/2038	921,753
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	2,525,325
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	10,176
10,000	Fontana, CA Redevel. Agency (Sierra Corridor Commercial Redevel.)	5.500	09/01/2034	10,034
10,000	Garden Grove, CA Sanitation District	5.000	06/15/2036	10,035
1,010,000	Greenfield, CA Union School District[1]	7.000	09/01/2040	1,052,511
5,145,000	Grossmont, CA Union High School District[2]	5.500	08/01/2030	5,782,815
4,895,000	Grossmont, CA Union High School District[2]	5.500	08/01/2031	5,501,828
125,000	Guadalupe, CA Redevel. Agency Tax Allocation[1]	5.125	08/01/2035	125,376
500,000	Hollister, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2032	580,835
1,305,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)[1]	5.000	10/01/2032	1,534,915
1,600,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)[1]	5.000	10/01/2030	1,900,816
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax[1]	5.900	09/01/2037	1,402,658
2,030,000	Imperial County, CA Special Tax (Victoria Ranch)[1]	5.000	09/01/2036	2,314,180
7,000,000	Imperial, CA Irrigation District[1]	6.250	11/01/2031	8,432,830
309,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.985 [3]	06/01/2057	2,958,135
2,915,000	Ione, CA Special Tax Community Facilities District 2005-2-A1	6.000	09/01/2036	3,000,089

6 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$3,625,000	Irvine Ranch, CA Water District[1]	5.000%	03/01/2032	$4,485,466
4,600,000	Irvine Ranch, CA Water District[1]	5.000	03/01/2031	5,728,564
5,000	La Mesa, CA Fire, Police & Emergency Services[1]	5.250	08/01/2034	5,019
65,000	Lake Berryessa, CA Resort Improvement District	5.250	09/02/2017	65,502
2,000,000	Lake Elsinore, CA Public Financing Authority[1]	5.000	09/01/2035	2,279,980
335,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.000	09/01/2037	366,842
1,000,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.000	09/01/2040	1,116,460
630,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.000	09/01/2032	695,526
1,175,000	Lake Elsinore, CA Public Financing Authority (Villages Wasson Canyon)[1]	5.250	09/01/2038	1,298,692
1,275,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2005-7[1]	6.250	09/01/2040	1,325,311
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6[1]	5.900	09/01/2037	1,109,790
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.200 [4]	09/01/2028	1,084,530
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.300 [4]	09/01/2030	539,740
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.375 [4]	09/01/2032	1,075,780
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.250 [4]	09/01/2029	540,645
885,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.150 [4]	09/01/2027	962,499
420,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.000 [4]	09/01/2025	459,299
375,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.100 [4]	09/01/2026	409,027
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875	08/01/2034	1,897,471
580,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875	08/01/2039	673,334
430,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875	08/01/2039	487,577
5,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700	06/01/2019	5,006
10,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.600	06/01/2018	10,012
4,010,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000	09/01/2033	4,018,742
4,000,000	LeMoore, CA Redevel. Agency Tax Allocation[1]	7.375	08/01/2040	4,021,640
1,000,000	Lennox, CA School District COP[1]	5.000	10/01/2034	1,133,740
100,000	Lincoln, CA Public Financing Authority[1]	5.000	09/01/2034	101,514
635,000	Lincoln, CA Special Tax[1]	5.000	09/01/2026	640,226
240,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2032	240,922
2,625,000	Livermore, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2026	2,637,836
1,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500	11/15/2037	1,301,320

7 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$50,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500%	11/15/2028	$63,247
1,200,000	Los Alamitos, CA Unified School District COP[1]	0.000 [4]	08/01/2034	1,059,696
10,000,000	Los Angeles, CA Community College District[1]	5.000	08/01/2031	12,191,700
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)[1]	6.500	09/01/2039	2,394,093
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.000	12/01/2026	1,645,969
1,500,000	Los Angeles, CA Dept. of Airports[1]	5.000	05/15/2042	1,752,660
5,795,000	Los Angeles, CA Dept. of Airports[1]	5.000	05/15/2034	6,766,821
4,365,000	Los Angeles, CA Dept. of Airports[1]	5.000	05/15/2033	5,107,879
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.250	05/15/2024	15,122,103
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2028	10,730,076
10,215,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2025	10,873,221
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2026	10,643,388
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.375	05/15/2027	11,700,785
2,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2040	2,385,580
3,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375	07/01/2034	3,271,770
12,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375	07/01/2038	13,092,480
16,300,000	Los Angeles, CA Harbor Dept.[2]	5.250	08/01/2034	18,205,633
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.375	06/01/2039	544,885
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.250	06/01/2034	2,173,880
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.000	06/01/2029	2,163,560
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2027	903,848
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2020	1,360,170
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)[1]	6.000	09/01/2039	4,558,240
7,000,000	Los Angeles, CA Unified School District[1]	5.000	07/01/2040	8,301,860
85,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	85,307
950,000	Martinez, CA Unified School District[1]	6.125 [4]	08/01/2035	1,235,561
4,530,000	Mayers, CA Memorial Hospital District[1]	7.875	06/01/2041	4,544,768
1,750,000	McFarland, CA Unified School District[1]	5.500	11/01/2038	2,141,318
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater[1]	5.150	07/01/2035	1,375,729
8,275,000	Metropolitan Water District of Southern California[1]	5.000	07/01/2032	10,134,806
10,390,000	Metropolitan Water District of Southern California[1]	5.000	07/01/2033	12,667,488
3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	8.100	03/01/2027	3,289,620
1,500,000	Montebello, CA Public Financing Authority (Montebello Hotel)[1]	5.000	12/01/2033	1,565,235
2,050,000	Moreno Valley, CA Unified School District Community Facilities District No. 2004-4[1]	5.000	09/01/2045	2,306,701
1,500,000	Norco, CA Community Redevel. Agency[1]	5.000	03/01/2030	1,762,965
2,000,000	Norco, CA Community Redevel. Agency[1]	5.000	03/01/2032	2,328,680

8 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,000,000	Norco, CA Redevel. Agency Tax Allocation[1]	6.000%	03/01/2036	$2,293,060
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	5.396 [3]	06/01/2045	7,772,349
1,250,000	Northern Humboldt, CA Union High School District[1]	6.500	08/01/2034	1,565,138
4,115,000	Northern Humboldt, CA Union High School District[1]	5.000	08/01/2043	4,809,612
2,000,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	2,195,080
1,000,000	Oak Valley, CA Hospital District[1]	7.000	11/01/2035	1,060,560
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100	06/01/2027	10,019
1,000,000	Oakland, CA GO1	6.000	01/15/2034	1,111,640
250,000	Oakland, CA GO1	6.250	01/15/2039	279,273
250,000	Oakland, CA Unified School District[1]	6.500	08/01/2024	287,840
4,595,000	Oakland, CA Unified School District[1]	6.125	08/01/2029	5,243,814
250,000	Oakland, CA Unified School District[1]	6.500	08/01/2022	287,840
250,000	Oakland, CA Unified School District[1]	6.500	08/01/2023	287,840
3,125,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)[1]	7.625	09/01/2038	3,168,406
2,105,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	2,141,459
2,100,000	Orange County, CA Airport[1]	5.750	07/01/2034	2,169,447
2,500,000	Orange County, CA Community Facilities District (Esencia Village)[1,5]	5.000	08/15/2041	2,806,450
1,250,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2032	1,461,800
1,500,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2033	1,747,410
850,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2034	987,029
1,755,000	Palm Desert, CA Financing Authority	3.517 [3]	08/01/2023	1,178,202
1,605,000	Palm Desert, CA Financing Authority	3.357 [3]	08/01/2022	1,144,365
2,070,000	Palm Desert, CA Financing Authority	3.789 [3]	08/01/2025	1,231,961
1,910,000	Palm Desert, CA Financing Authority	3.660 [3]	08/01/2024	1,207,426
150,000	Palm Desert, CA Financing Authority[1]	5.000	04/01/2030	152,216
445,000	Palm Desert, CA Financing Authority	6.017 [3]	04/01/2026	254,455
430,000	Palm Desert, CA Financing Authority	6.006 [3]	04/01/2025	261,225
40,000	Palm Desert, CA Financing Authority[1]	5.000	08/01/2033	40,408
500,000	Palm Desert, CA Financing Authority[1]	5.200	10/01/2028	507,955
2,235,000	Palm Desert, CA Financing Authority	3.906 [3]	08/01/2026	1,252,092
340,000	Palm Desert, CA Financing Authority	5.919 [3]	04/01/2021	263,306
305,000	Palm Desert, CA Financing Authority	5.818 [3]	04/01/2020	251,238
380,000	Palm Desert, CA Financing Authority	5.971 [3]	04/01/2022	276,708
410,000	Palm Desert, CA Financing Authority	5.994 [3]	04/01/2024	264,598
395,000	Palm Desert, CA Financing Authority	5.983 [3]	04/01/2023	270,737
265,000	Palm Desert, CA Financing Authority	5.716 [3]	04/01/2019	231,711
1,415,000	Palm Desert, CA Financing Authority	4.112 [3]	08/01/2028	701,953
1,400,000	Palm Desert, CA Financing Authority	4.014 [3]	08/01/2027	738,108
1,370,000	Palm Desert, CA Financing Authority	4.203 [3]	08/01/2029	639,338
230,000	Palm Desert, CA Financing Authority	5.614 [3]	04/01/2018	213,178
1,430,000	Palm Desert, CA Financing Authority	4.287 [3]	08/01/2030	627,627
540,000	Palm Desert, CA Financing Authority	6.071 [3]	04/01/2031	227,394
520,000	Palm Desert, CA Financing Authority	6.061 [3]	04/01/2030	232,898
580,000	Palm Desert, CA Financing Authority	6.083 [3]	04/01/2033	215,081

9 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$560,000	Palm Desert, CA Financing Authority	6.082%[3]	04/01/2032	$221,592
465,000	Palm Desert, CA Financing Authority	6.028 [3]	04/01/2027	250,221
590,000	Palm Desert, CA Financing Authority	6.083 [3]	04/01/2034	205,609
500,000	Palm Desert, CA Financing Authority	6.050 [3]	04/01/2029	238,110
480,000	Palm Desert, CA Financing Authority	6.039 [3]	04/01/2028	243,038
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.400	07/01/2023	250,460
350,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.500	07/01/2027	350,672
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.450	07/01/2020	120,130
400,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.550	07/01/2028	400,452
85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)	5.250	01/01/2022	85,331
445,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.000	09/01/2032	521,954
1,355,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400	09/01/2035	1,364,837
5,765,000	Palmdale, CA Community Facilities District Special Tax[1]	6.125	09/01/2037	5,813,484
4,765,000	Palmdale, CA Community Facilities District Special Tax[1]	6.250	09/01/2035	4,812,031
170,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	170,690
540,000	Palomar Pomerado, CA Health System[1]	5.125	08/01/2037	558,106
5,000,000	Palomar, CA Health[1]	5.000	11/01/2039	5,595,100
120,000	Perris, CA Community Facilities District Special Tax (May Farms)[1]	5.150	09/01/2035	121,387
10,000	Perris, CA Community Facilities District Special Tax (May Farms)[1]	5.100	09/01/2030	10,117
1,145,000	Perris, CA Community Facilities District Special Tax, Series A1	5.750	09/01/2035	1,147,370
290,000	Perris, CA Elementary School District[1]	6.000	08/01/2030	366,699
235,000	Perris, CA Elementary School District[1]	6.000	08/01/2029	297,933
1,000,000	Pixley, CA Union School District (Pixley Union Elementary School District)[1]	5.250	08/01/2044	1,216,990
55,000	Pomona, CA Public Financing Authority	5.000	02/01/2030	55,171
1,305,000	Pomona, CA Public Financing Authority (Merfed Redevel.)	5.250	02/01/2020	1,310,011
50,000	Pomona, CA Unified School District1	6.150	08/01/2030	61,460
1,990,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000	09/01/2035	2,306,788
500,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14 (Torrey Highland Subarea)[1]	6.125	09/01/2041	519,455
2,210,000	Rancho, CA Water District Financing Authority[1]	5.000	08/01/2028	2,370,225
2,790,000	Rancho, CA Water District Financing Authority[1]	5.000	08/01/2028	2,988,481
2,595,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.875	09/01/2033	2,802,600

10 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250%	09/01/2026	$494,435
5,000	Richgrove, CA School District[1]	6.375	07/01/2018	5,031
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)[1]	5.750	08/01/2029	2,217,380
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)[1]	6.250	06/30/2037	2,905,075
10,530,000	Rio Hondo, CA Community College District[1]	0.000 [4]	08/01/2042	10,793,777
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1[1]	5.850	09/01/2035	3,006,510
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[6]	5.000	08/01/2032	503,832
1,000,000	Riverside County, CA Community Facilities District Special Tax No. 07-2 (Clinton Keith)[1]	5.000	09/01/2040	1,129,300
2,500,000	Riverside County, CA Community Facilities District Special Tax No. 07-2 (Clinton Keith)[1]	5.000	09/01/2044	2,815,075
1,000,000	Riverside County, CA Redevel. Agency[1]	7.125	10/01/2042	1,253,750
3,000,000	Riverside County, CA Redevel. Agency (Desert Communities)[1]	6.000	10/01/2037	3,497,580
1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.750	10/01/2030	1,483,380
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000 [4]	10/01/2031	1,062,910
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000 [4]	10/01/2027	1,062,380
1,325,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.500	10/01/2025	1,611,690
7,500,000	Riverside County, CA Transportation Commission[1]	5.250	06/01/2039	8,945,400
1,050,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300	09/01/2034	1,057,382
1,250,000	Romoland, CA School District Special Tax Community Facilities District No. 2006-1[1]	6.000	09/01/2041	1,298,263
25,000	Romoland, CA School District Special Tax Community Facilities District No. 91-1[1]	5.500	09/01/2034	25,192
2,250,000	Romoland, CA School District Special Tax Community Facilities District No. 91-18[1]	6.000	09/01/2037	2,337,728
1,000,000	Ross Valley, CA School District[1]	5.500	08/01/2041	1,186,580
40,000	Sacramento County, CA COP (Public Facilities)	5.000	06/01/2029	40,147
1,200,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)[1]	5.250	06/01/2027	1,202,844
1,000,000	Sacramento County, CA Special Tax Community Facilities District No. 2005-2[1]	5.000	09/01/2040	1,124,140
2,000,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)[1]	6.250	09/01/2023	2,023,300
2,580,000	Sacramento, CA Municipal Utility District[1]	5.000	07/01/2028	3,210,449
1,290,000	Sacramento, CA Special Tax (North Natomas Community Facilities District No. 4)[1]	5.000	09/01/2032	1,493,188
1,200,000	Sacramento, CA Special Tax (North Natomas Community Facilities District No. 4)[1]	5.000	09/01/2033	1,382,964

11 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,000,000	San Bernardino County, CA Special Tax (Lytle Creek North)[1]	5.375%	09/01/2038	$1,037,130
1,600,000	San Bernardino County, CA Special Tax (Lytle Creek North)[1]	5.000	09/01/2045	1,800,352
85,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)	5.500	12/01/2020	85,343
1,375,000	San Bernardino, CA Joint Powers Financing Authority (Central City)[1]	5.750	07/01/2020	1,447,160
665,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500	09/01/2020	665,213
20,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500	09/01/2024	20,004
3,235,000	San Bernardino, CA Mountains Community Hospital District COP[1]	5.000	02/01/2037	3,236,941
1,410,000	San Bernardino, CA Mountains Community Hospital District COP[1]	5.000	02/01/2027	1,412,143
3,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000	12/01/2031	3,751,230
875,000	San Diego County, CA COP[1]	5.600	07/01/2038	944,160
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)[1]	5.750	12/01/2032	6,657,360
4,285,000	San Diego County, CA Regional Transportation Commission[1]	5.000	04/01/2029	5,395,929
10,000,000	San Diego, CA Community College District[1,5]	5.000	08/01/2031	12,374,200
4,000,000	San Diego, CA Community College District[1,5]	5.000	08/01/2041	4,802,440
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)[1]	5.000	05/01/2029	3,264,450
5,880,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	08/01/2027	6,785,638
15,510,000	San Diego, CA Unified School District[1]	5.000	07/01/2040	18,394,550
1,000,000	San Francisco, CA Bay Area Rapid Transit District[1]	5.000	07/01/2031	1,223,340
1,725,000	San Francisco, CA Bay Area Rapid Transit District[1]	5.000	07/01/2033	2,089,027
1,000,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2031	1,133,770
11,500,000	San Francisco, CA City & County Airports Commission (San Francisco International Airport)[1]	5.000	05/01/2041	13,224,885
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	5.250	01/01/2024	15,058
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)[1]	5.000	08/01/2031	558,380
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750	08/01/2033	494,328
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.500	08/01/2039	2,298,580
500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000	08/01/2033	623,090
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)[1]	6.625	08/01/2039	1,729,005
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.625	08/01/2039	622,870

12 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.500%	08/01/2032	$569,760
1,000,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2032	1,158,690
1,350,000	San Jacinta, CA Community Facilities District[1]	5.000	09/01/2031	1,580,904
1,000,000	San Jacinta, CA Community Facilities District[1]	5.000	09/01/2033	1,159,940
500,000	San Jacinto, CA Unified School District Special Tax[1]	5.100	09/01/2036	478,205
250,000	San Jacinto, CA Unified School District Special Tax[1]	5.750	09/01/2040	259,420
25,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2032	25,089
1,000,000	San Jose, CA Airport[1]	5.000	03/01/2025	1,124,000
5,050,000	San Jose, CA Airport[1]	5.000	03/01/2037	5,111,459
35,000	San Jose, CA Improvement Bond Act 1915[1]	5.875	09/02/2023	36,454
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.200	01/01/2041	3,153,780
4,025,000	San Jose, CA Multifamily Hsg. (Fallen Leaves Apartments)[1]	5.100	12/01/2032	4,028,542
230,000	San Jose, CA Redevel. Agency	5.000	08/01/2027	230,835
185,000	San Jose, CA Redevel. Agency	5.000	08/01/2026	185,672
55,000	San Jose, CA Redevel. Agency	5.000	08/01/2028	55,197
2,000,000	San Jose, CA Redevel. Agency	5.850	08/01/2027	2,008,260
995,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	1,025,477
305,000	San Jose, CA Redevel. Agency	5.000	08/01/2018	306,113
125,000	San Jose, CA Redevel. Agency	5.000	08/01/2020	125,454
160,000	San Jose, CA Redevel. Agency	5.000	08/01/2025	160,581
100,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2023	102,849
1,235,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2021	1,271,124
170,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2019	175,103
795,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2022	817,952
220,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2024	226,822
550,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2027	557,656
200,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2032	204,950
2,415,000	San Jose, CA Redevel. Agency (Merged Area Redevel.)[1]	5.000	08/01/2025	2,489,527
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)[1]	6.600	09/01/2027	25,083
10,000,000	San Marcos, CA Unified School District[2]	5.250	08/01/2031	11,741,300
2,070,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	6.000	08/01/2041	2,071,842
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.850	08/01/2031	1,001,140
3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	3,490,440
8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/ Soquel Community)[1]	7.000	09/01/2036	9,808,298

13 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875%	07/01/2042	$3,081,104
1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875	07/01/2036	2,073,820
10,000	Santa Rita, CA Union School District[1]	5.200	08/01/2037	10,017
2,935,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	3,785,328
1,565,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	2,018,412
1,575,000	Saugus, CA Union School District Community Facilities District No. 2006-2[1]	5.000	09/01/2037	1,630,960
1,230,000	Saugus/Hart, CA School Facilities Financing Authority[1]	5.000	09/01/2041	1,402,040
1,250,000	Saugus/Hart, CA School Facilities Financing Authority[1]	5.000	09/01/2046	1,420,525
5,000,000	Sequoia, CA Unified High School District[1]	6.000	07/01/2043	6,117,800
2,500,000	Sequoia, CA Unified High School District[1]	5.875	07/01/2036	3,044,725
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.400	11/01/2026	1,092,245
1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2026	2,026,332
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.000	09/01/2036	2,258,620
4,150,000	South El Monte, CA Improvement District[1]	5.000	08/01/2035	4,760,341
790,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	892,487
470,000	Southern CA Public Power Authority[1]	5.250	11/01/2022	555,376
50,000	Southern CA Public Power Authority[1]	5.250	11/01/2023	60,095
2,085,000	Southern CA Public Power Authority[1]	5.000	11/01/2033	2,567,949
250,000	Southern CA Public Power Authority[1]	5.250	11/01/2026	306,035
13,000,000	Southern CA Public Power Authority[1]	5.000	07/01/2035	15,463,890
165,000	Southern CA Public Power Authority Natural Gas[1]	5.000	11/01/2029	201,104
2,255,000	Southern CA Public Power Authority Natural Gas[1]	5.250	11/01/2027	2,791,825
205,000	Southern CA Public Power Authority Natural Gas[1]	5.000	11/01/2028	249,995
97,775,000	Southern CA Tobacco Securitization Authority	7.098 [3]	06/01/2046	2,078,697
4,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	3,977,960
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)[1]	5.875	09/01/2037	2,076,980
225,000	Stockton, CA Public Financing Authority (Parking)[1]	5.125	09/01/2030	224,989
1,000,000	Stockton, CA Redevel. Agency[1,5]	5.000	09/01/2034	1,158,950
3,150,000	Stockton, CA Redevel. Agency (Stockton Events Center Arena)[1]	5.000	09/01/2036	3,150,756
15,000	Susanville, CA Public Financing Authority[1]	7.750	09/01/2017	15,080
1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.500	06/01/2030	1,083,270
30,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)[1]	5.100	09/01/2036	30,188
1,575,000	Temecula, CA Redevel. Agency[1]	5.125	08/01/2027	1,583,867
50,000	Temecula, CA Redevel. Agency	5.250	08/01/2036	50,158
3,490,000	Trinity County, CA COP	8.500	01/15/2026	3,514,884
500,000	Tulare, CA Health Care District[1]	6.500	08/01/2026	562,305

14 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.125%	10/15/2037	$2,602,450
220,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	228,906
2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2022	2,693,056
305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.125	10/15/2027	317,499
50,000	Turlock, CA Public Financing Authority[1]	5.000	09/01/2036	50,177
390,000	Turlock, CA Public Financing Authority[1]	5.450	09/01/2024	390,928
1,500,000	Tustin, CA Unified School District1	6.000	08/01/2036	1,840,380
415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	514,783
425,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.650	09/01/2042	532,041
375,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	465,780
500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	620,220
12,840,000	University of California[1]	5.000	05/15/2037	15,488,635
15,000,000	University of California[1]	5.000	05/15/2038	17,594,700
2,000,000	University of California (Regents Medical Center)[1]	5.000	05/15/2030	2,446,700
4,880,000	University of California (Regents Medical Center)[1]	5.000	05/15/2035	5,831,893
1,080,000	Upland, CA Community Facilities District Special Tax (Improvement Area No. 2 Colonies San Antonio)[1]	5.000	09/01/2030	1,237,054
1,030,000	Upland, CA Community Facilities District Special Tax (Improvement Area No. 2 Colonies San Antonio)[1]	5.000	09/01/2029	1,186,787
1,595,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.150	12/01/2031	1,597,201
750,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.050	12/01/2026	751,028
1,000,000	Vernon, CA Electric System[1]	5.125	08/01/2033	1,132,300
4,000,000	Vernon, CA Electric System[1]	5.500	08/01/2041	4,569,720
65,000	Vernon, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2035	65,064
500,000	Victorville, CA Special Tax Community Facilities District 07-01[1]	5.350	09/01/2042	518,150
1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500	09/01/2042	1,898,280
1,550,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2015-1[1]	5.250	09/01/2045	1,607,536
610,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2015-1[1]	5.250	09/01/2035	638,322
1,500,000	Woodland, CA Finance Authority[1]	6.000	03/01/2041	1,790,040
2,300,000	Woodland, CA Finance Authority[1]	6.000	03/01/2036	2,750,087
				1,323,365,218

U.S. Possessions—12.8%
1,000,000	Guam International Airport Authority[1]	6.000	10/01/2034	1,181,990
2,500,000	Guam International Airport Authority[1]	6.125	10/01/2043	2,953,825
250,000	Guam Power Authority, Series A1	5.000	10/01/2023	295,360

15 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$320,000	Guam Power Authority, Series A1	5.000%	10/01/2024	$375,997
570,000	Guam Power Authority, Series A1	5.000	10/01/2030	663,577
1,320,000	Northern Mariana Islands Ports Authority, Series A1	6.250	03/15/2028	1,211,140
2,490,000	Northern Mariana Islands Ports Authority, Series A1	5.500	03/15/2031	2,356,810
5,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2037	3,781,500
3,700,000	Puerto Rico Aqueduct & Sewer Authority	6.125 [4]	07/01/2024	2,963,515
6,000,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	4,641,240
8,405,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	8,445,344
2,130,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	2,129,787
5,095,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	5,080,734
7,590,000	Puerto Rico Commonwealth GO7	6.000	07/01/2039	4,867,088
1,020,000	Puerto Rico Commonwealth GO7	5.750	07/01/2038	651,525
3,000,000	Puerto Rico Commonwealth GO7	6.500	07/01/2037	1,936,920
1,000,000	Puerto Rico Commonwealth GO7	6.500	07/01/2040	643,750
1,450,000	Puerto Rico Commonwealth GO7	5.375	07/01/2030	917,908
8,660,000	Puerto Rico Commonwealth GO7	5.750	07/01/2041	5,520,750
80,000	Puerto Rico Commonwealth GO	6.000	07/01/2036	80,174
1,615,000	Puerto Rico Commonwealth GO7	5.500	07/01/2027	1,028,448
5,025,000	Puerto Rico Commonwealth GO7	5.750	07/01/2028	3,193,639
5,000,000	Puerto Rico Commonwealth GO7	5.500	07/01/2026	3,196,850
1,480,000	Puerto Rico Commonwealth GO	5.500	07/01/2020	1,618,809
3,500,000	Puerto Rico Commonwealth GO7	5.250	07/01/2023	2,235,520
4,000,000	Puerto Rico Commonwealth GO7	6.000	07/01/2038	2,565,000
2,500,000	Puerto Rico Commonwealth GO7	6.000	07/01/2039	1,618,750
500,000	Puerto Rico Commonwealth GO7	5.250	07/01/2030	315,895
5,000,000	Puerto Rico Commonwealth GO7	5.500	07/01/2039	3,218,750
1,000,000	Puerto Rico Commonwealth GO6	5.500	07/01/2021	728,750
453,432	Puerto Rico Electric Power Authority	10.000	07/01/2021	362,340
453,432	Puerto Rico Electric Power Authority	10.000	01/01/2021	362,340
476,247	Puerto Rico Electric Power Authority	10.000	07/01/2019	382,269
151,144	Puerto Rico Electric Power Authority	10.000	01/01/2022	120,552
476,247	Puerto Rico Electric Power Authority	10.000	07/01/2019	382,270
151,143	Puerto Rico Electric Power Authority	10.000	07/01/2022	120,552
1,000,000	Puerto Rico Electric Power Authority, Series A8	5.050	07/01/2042	674,540
10,000,000	Puerto Rico Electric Power Authority, Series A8	5.000	07/01/2029	6,745,700
8,995,000	Puerto Rico Electric Power Authority, Series A8	5.000	07/01/2042	6,067,757
7,350,000	Puerto Rico Electric Power Authority, Series A8	6.750	07/01/2036	5,009,466
1,000,000	Puerto Rico Electric Power Authority, Series A8	7.000	07/01/2033	681,450
5,000,000	Puerto Rico Electric Power Authority, Series WW8	5.000	07/01/2028	3,376,350
5,000,000	Puerto Rico Electric Power Authority, Series XX8	5.750	07/01/2036	3,370,950
6,495,000	Puerto Rico Electric Power Authority, Series XX8	5.250	07/01/2040	4,421,341
500,000	Puerto Rico Electric Power Authority, Series ZZ8	5.250	07/01/2026	337,215
2,500,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2030	1,559,675
100,000	Puerto Rico Infrastructure[6]	5.500	07/01/2020	54,750
1,220,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500	10/01/2037	617,954
250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	233,955
225,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	202,183
170,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125	04/01/2032	154,052
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	5,768,659

16 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$1,725,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625%	07/01/2022	$1,371,668
8,055,000	Puerto Rico Public Buildings Authority[6]	6.750	07/01/2036	4,973,963
7,255,000	Puerto Rico Public Buildings Authority[6]	6.000	07/01/2041	4,443,688
7,710,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2039	3,934,105
7,670,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	3,931,795
610,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2028	313,564
17,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	08/01/2044	9,176,600
15,500,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375	08/01/2039	8,328,770
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	5,678,860
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1	5.250	08/01/2043	501,280
8,075,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	4,278,620
17,465,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2039	9,255,053
1,000,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	4.000	10/01/2022	940,490
3,055,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2019	3,035,662
1,800,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	5.000	10/01/2017	1,836,108
840,000	V.I. Public Finance Authority (Matching Fund Loan Notes)[1]	5.000	10/01/2032	821,839
1,140,000	V.I. Public Finance Authority, Series A1	5.000	10/01/2018	1,152,608
				175,400,338

Total Investments, at Value (Cost $1,557,546,285)—109.0%				1,498,765,556
Net Other Assets (Liabilities)—(9.0)				(123,892,888)
Net Assets—100.0%				$1,374,872,668

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

7. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

8. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AcadF	Academy Foundation

17 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

AFound	Archival Foundation
AMF	Academy Museum Foundation
AOMPAAS	Academy of Motion Pictures Arts and Sciences
ASN	Annenberg School of Nursing
BCSC	Brandman Center for Senior Care
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHF	City Hospital Foundation
COP	Certificates of Participation
EBPC	East Bay Prenatal Center
EMC	Eden Medical Center
EVLAJHA	Eisenberg Village of the Los Angeles Jewish Home for the Aging
FEV	Fountainview at Eisenberg Village
GO	General Obligation
GVLAJHA	Grancell Village of the Los Angeles Jewish Home for the Aging
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JHAGS	JHA Geriatric Services
JHAW	JHA West 16
LAJHFTA	Los Angeles Jewish Home for the Aging
MCHlth	Marin Community Health
MPHS	Mills-Peninsula Health Services
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA	Orange County Educational Arts Academy
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TVSRF	The Vince Street Archive Foundation
V.I.	United States Virgin Islands

18 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and

19 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific

20 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

2. Securities Valuation (Continued)

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

21 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,323,365,198	$20	$1,323,365,218
U.S. Possessions	—	173,670,015	1,730,323	175,400,338

Total Assets	$—	$1,497,035,213	$1,730,343	$1,498,765,556

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Municipal Bonds and Notes
U.S. Possessions	$(1,717,529)	$1,717,529

Total Assets	$(1,717,529)	$1,717,529

*	Transferred from Level 2 to Level 3 because of the lack of observable market data.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a

“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).

The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are

22 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the

23 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying

24 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $39,335,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $188,033,623 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $102,420,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 2,500,000	Anaheim, CA Public Financing Authority Tender Option Bond Series 2015-XF2139 Trust[3]	14.567%	10/1/39	$3,540,100
5,000,000	CA Dept. of Water Resources (Center Valley) Tender Option Bond Series 2015-XF2030 Trust[3]	7.840	12/1/35	6,678,700
7,110,000	CA Health Facilities Financing Authority (Providence Health & Services) Tender Option Bond Series 2015-XF0036 Trust	8.320	10/1/39	8,752,339
3,375,000	CA Health Facilities Financing Authority (SHlth / EBPC / EMC / MCHlth / MPHS / PAMFHCR&E / SCHosp / SCVH / SEBH / SGMF Obligated Group) Tender Option Bond Series 2015-XF0236 Trust	19.394	8/15/31	5,671,485
7,500,000	East Bay, CA Municipal Utility District (Water System) Tender Option Bond Series 2015-XF2026 Trust[3]	7.410	6/1/36	9,495,600
1,290,000	Grossmont, CA Union High School District Tender Option Bond Series 2015 XF-2141 Trust[3]	15.066	8/1/30	1,927,815
1,225,000	Grossmont, CA Union High School District Tender Option Bond Series 2015-XF2141-2 Trust[3]	15.092	8/1/31	1,831,828

25 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) Tender Option Bond Series 2015 XF-0017 Trust	11.130%	5/15/24	$5,647,103
3,335,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF0017-2 Trust	11.450	5/15/26	3,978,388
3,665,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF0017-3 Trust	11.460	5/15/27	4,365,785
3,365,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF0017-4 Trust	11.450	5/15/28	4,000,076
3,405,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2015-XF2022 Trust[3]	11.410	5/15/25	4,063,221
1,500,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0018 Trust	8.090	7/1/34	1,771,770
6,000,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0018-2 Trust	8.090	7/1/38	7,092,480
8,150,000	Los Angeles, CA Harbor Dept. Tender Option Bond Series 2015-XF0035 Trust	7.888	8/1/34	10,055,633
5,000,000	San Marcos, CA Unified School District Tender Option Bond Series 2015-XF2029 Trust[3]	7.840	8/1/31	6,741,300

				$85,613,623

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $102,420,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms

26 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$32,592,880
Sold securities	1,743,329

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$48,468,717
Market Value	$31,910,813
Market Value as % of Net Assets	2.32%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $30,684,769, representing 2.23% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

27 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,458,947,859[1]

Gross unrealized appreciation	$115,384,971
Gross unrealized depreciation	(175,264,595)

Net unrealized depreciation	$(59,879,624)

28 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

5. Federal Taxes (Continued)

1. The Federal tax cost of securities does not include cost of $99,697,321, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 3.

29 OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	12/14/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/14/2016